Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (1,182,348)	$ (838,727)	$ (407,624)	$ (302,544)
Dividend income	(1,640,343)	(264,263)	(3,964)	(2,578,984)
Foreign exchange gain				(1,073)
Change in fair value of over-allotment liability			(16,788)
Changes in operating assets and liabilities:
Accrued offering costs and expenses	1,258,376	544,860	235,051	604,049
Prepaid expenses, current	236,002	64,960	(408,836)	76,582
Prepaid expenses, non-current		96,252		96,252
Net cash used in operating activities	(1,328,313)	(396,918)	(602,161)	(2,105,718)
Cash flows from Investing Activities:
Extension loan	(300,000)
Cash withdrawn from trust account in connection with redemptions of Class A ordinary shareholders	159,340,179
Investment of marketable securities held in Trust Account			(175,950,000)
Net cash provided by investing activities	159,040,179		(175,950,000)
Cash flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Proceeds from issuance of Class A ordinary shares to underwriters			40
Proceeds from sale of Units			175,950,000
Proceeds from sale of Private Warrants			9,300,000
Proceeds from promissory note – related party	1,050,000		279,935	1,500,000
Repayment of related party payable	(100,000)
Payment for redemptions of Class A ordinary shares	(159,340,179)
Repayment of Promissory Note – related party			(279,935)
Payment of offering costs			(7,599,495)
Proceeds from related party				163,126
Net cash used in financing activities	(158,390,179)		177,675,545	1,663,126
Net Change in Cash:	(678,313)	(396,918)	1,123,384	(442,592)
Cash – Beginning	680,792	1,123,384		1,123,384
Cash – Ending	2,479	726,466	1,123,384	680,792
Supplemental disclosure of non-cash investing and financing activities:
Deferred offering costs in accrued offering costs and expenses			32,050
Issuance of Underwriter Founder Shares			30
Remeasurement for Class A ordinary shares subject to redemption	$ 1,940,343	$ 268,227		$ 2,582,948